Summary of Significant Accounting Policies (Tables)	11 Months Ended
Feb. 02, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives by major asset category	Estimated useful lives by major asset category are as follows:

Asset	Life (in years)
Buildings	25-50
Leasehold improvements	3-25
Fixtures and equipment	3-20
Property under capital lease	2-20

Schedule of changes in carrying amount of goodwill and indefinite lived tradenames by segment

The changes in the carrying amount of goodwill and indefinite-lived tradenames by segment were as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	Goodwill			Indefinite-Lived Tradenames
	Domestic	International	Total	Domestic	International	Total
Balances at February 27, 2010	$434	$2,018	$2,452	$32	$80	$112
Acquisitions	—	5	5	—	—	—
Impairments(1)	—	—	—	(10)	—	(10)
Sale of business(2)	(12)	—	(12)	(1)	—	(1)
Changes in foreign currency exchange rates	—	9	9	—	4	4
Balances at February 26, 2011	422	2,032	2,454	21	84	105
Acquisitions(3)	94	—	94	1	—	1
Impairments	—	(1,207)	(1,207)	—	—	—
Sale of business	—	(7)	(7)	(3)	(2)	(5)
Changes in foreign currency exchange rates	—	1	1	—	1	1
Other(4)	—	—	—	—	28	28
Balances at March 3, 2012	516	819	1,335	19	111	130
Acquisitions(5)	15	—	15	—	—	—
Impairments	(3)	(819)	(822)	—	—	—
Changes in foreign currency exchange rates	—	—	—	—	1	1
Balances at February 2, 2013	$528	$—	$528	$19	$112	$131

(1)
As part of our fiscal 2011 restructuring activities, we recorded an impairment charge related to certain indefinite-lived tradenames in our Domestic segment. See Note 7, Restructuring Charges, for further information.

(2)	As a result of the sale of our Speakeasy business in the second quarter of fiscal 2011, we eliminated the carrying value of the related goodwill and indefinite-lived tradenames as of the date of sale.

(3)	Represents goodwill acquired, primarily as a result of the mindSHIFT acquisition in fiscal 2012.

(4)
Represents the transfer of certain definite-lived tradenames (at their net book value) to indefinite-lived tradenames following our decision to no longer phase out certain tradenames. We believe these tradenames will continue to contribute to our future cash flows indefinitely.

(5)	Represents goodwill acquired, primarily as a result of an acquisition made by mindSHIFT in fiscal 2013 (11-month).

Schedule of gross amount of goodwill and accumulated goodwill impairment losses

The following table provides the gross carrying amount of goodwill and cumulative goodwill impairment losses ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Cumulative Impairment	Gross Carrying Amount	Cumulative Impairment
Goodwill	$2,608	$(2,080)	$2,596	$(1,261)

Schedule of tradenames and customer relationships
Our tradenames and customer relationships were as follows ($ in millions):

	February 2, 2013		March 3, 2012
	Tradenames	Customer Relationships	Tradenames	Customer Relationships
Indefinite-lived	$131	$—	$130	$—
Definite-lived	—	203	—	229
Total	$131	$203	$130	$229

Schedule of gross carrying amount and related accumulated amortization of definite-lived intangible assets

	February 2, 2013		March 3, 2012
	Tradenames	Customer Relationships	Tradenames	Customer Relationships
Indefinite-lived	$131	$—	$130	$—
Definite-lived	—	203	—	229
Total	$131	$203	$130	$229

The following table provides the gross carrying amount and related accumulated amortization of definite-lived intangible assets ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	$475	$(272)	$453	$(224)

Future amortization expense for identifiable intangible assets for the next five fiscal years

Total amortization expense was $5 million, $1 million, and $0 million in fiscal 2013 (11-month), 2012, and 2011, respectively. At February 2, 2013, future continuing operations amortization expense for identifiable intangible assets for the next five fiscal years was expected to be ($ in millions):

Fiscal Year
2014	$6
2015	6
2016	6
2017	6
2018	6
Thereafter	47

Schedule of gross carrying amount and related accumulated amortization of lease rights

The following table provides the gross carrying amount and related accumulated amortization of lease rights ($ in millions):

	February 2, 2013		March 3, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Lease rights	$132	$(73)	$130	$(73)

Schedule of self-insured liabilities
Our self-insured liabilities included in the Consolidated Balance Sheets were as follows ($ in millions):

	February 2, 2013	March 3, 2012
Accrued liabilities	$77	$77
Long-term liabilities	47	47
Total	$124	$124

Schedule of gift card breakage income	Gift card breakage income was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Gift card breakage income	$46	$54	$51

Schedule of primary costs classified in each major expense category

The following table illustrates the primary costs classified in each major expense category:

Cost of Goods Sold
•	Total cost of products sold including:
	—	Freight expenses associated with moving merchandise inventories from our vendors to our distribution centers;
	—	Vendor allowances that are not a reimbursement of specific, incremental and identifiable costs to promote a vendor's products; and
	—	Cash discounts on payments to merchandise vendors;
•	Cost of services provided including:
	—	Payroll and benefits costs for services employees; and
	—	Cost of replacement parts and related freight expenses;
•	Physical inventory losses;
•	Markdowns;
•	Customer shipping and handling expenses;
•	Costs associated with operating our distribution network, including payroll and benefit costs, occupancy costs, and depreciation; and
•	Freight expenses associated with moving merchandise inventories from our distribution centers to our retail stores.

SG&A
•	Payroll and benefit costs for retail and corporate employees;
•	Occupancy and maintenance costs of retail, services and corporate facilities;
•	Depreciation and amortization related to retail, services and corporate assets;
•	Advertising costs;
•	Vendor allowances that are a reimbursement of specific, incremental and identifiable costs to promote a vendor's products;
•	Tender costs, including bank charges and costs associated with credit and debit card interchange fees;
•	Charitable contributions;
•	Outside and outsourced service fees;
•	Long-lived asset impairment charges; and
•	Other administrative costs, such as supplies, and travel and lodging.